Schedule of Amortized Cost Basis of Loans on Nonaccrual Status and Loans (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss	$ 2,495
Nonaccrual with Allowance for Credit Loss	3,417
Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss
Nonaccrual with Allowance for Credit Loss	86
Loans Past Due Over 89 Days Still Accruing
Secured Nonaccrual Loans Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss	2,495
Nonaccrual with Allowance for Credit Loss	3,331
Loans Past Due Over 89 Days Still Accruing